Changes in Accounting Policies and Disclosures	12 Months Ended
Dec. 31, 2021
Disclosure Of Voluntary Change In Accounting Policy [Abstract]
Changes in Accounting Policies and Disclosures

2.2 CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The Group has adopted the following revised IFRSs, for the first time for the current year’s financial statements. The adoption of these revised IFRSs did not have any material impact on the financial position and financial performance of the Group.

Amendments to IFRS 9,
IAS 39, IFRS 7,
IFRS 4 and IFRS 16	Interest Rate Benchmark Reform – Phase II